UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 87.9%

	Shares	Value

AUSTRALIA — 3.2%
Newcrest Mining, Ltd.	2,255,574	$41,203,757

AUSTRIA — 1.4%
IMMOFINANZ AG	6,681,200	17,104,482

BRAZIL — 4.2%
BrasilAgro - Brasileira de Propriedades Agricolas	701,600	2,950,860
Centrais Eletricas Brasileiras SA *	5,561,100	35,485,613
SLC Agricola SA	1,521,100	14,986,607

		53,423,080

CANADA — 27.2%
Barrick Gold Corp.	1,663,080	23,915,090
Bear Creek Mining Corp. *	1,363,480	2,305,722
Cameco Corp.	4,017,758	36,963,374
Centerra Gold, Inc. *	4,285,351	22,123,560
Denison Mines Corp. *	10,407,862	5,330,856
Dundee Corp., Cl A *(A)	2,419,423	5,114,227
Dundee Precious Metals, Inc. *	3,753,731	8,972,333
Fission Uranium Corp. *	9,946,000	5,902,910
Gabriel Resources, Ltd. *(A)	5,631,603	1,831,416
Goldcorp, Inc.	427,218	6,117,762
Ivanhoe Mines, Ltd., Cl A *	2,300,913	6,584,727
Kinross Gold Corp. *	4,081,462	17,672,730
Lundin Gold, Inc. *	3,779,323	15,670,364
MEG Energy Corp. *	5,905,411	26,694,378
New Gold Inc. *	4,770,917	14,455,879
NexGen Energy, Ltd. *	7,855,073	18,009,192
Northern Dynasty Minerals, Ltd. (CAD) *	5,999,698	5,950,920
Northern Dynasty Minerals, Ltd. (USD) *	2,540,297	2,514,894
Novagold Resources, Inc. *	1,107,043	4,118,200
Seabridge Gold *(A)	1,601,691	19,064,029
Sprott, Inc. (A)	9,802,054	22,951,151
Tahoe Resources, Inc.	936,147	4,132,747
Turquoise Hill Resources, Ltd. *	5,812,897	17,613,078
Uranium Participation Corp. *	7,102,833	22,521,178
Wheaton Precious Metals	1,392,011	30,053,517

		346,584,234

CHINA — 4.2%
China Mobile Ltd.	1,779,000	18,784,606
China Yurun Food Group, Ltd. *	10,726,000	1,590,530
Guangshen Railway Co., Ltd., Cl H	20,041,003	13,424,461
Hua Hong Semiconductor, Ltd. (B)	157,800	315,090
NVC Lighting Holding, Ltd.	40,311,203	3,864,854
PAX Global Technology, Ltd.	32,186,000	15,634,957

		53,614,498

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

FRANCE — 4.0%
Electricite de France SA	3,713,621	$51,063,211

GREECE — 1.5%
Diana Shipping, Inc. *	2,239,963	8,511,859
Tsakos Energy Navigation, Ltd.	2,757,250	10,063,963

		18,575,822

HONG KONG — 0.5%
Guoco Group, Ltd.	262,000	3,737,761
Luks Group Vietnam Holdings Co., Ltd. (A)	6,675,000	2,124,696

		5,862,457

JAPAN — 8.5%
Japan Steel Works, Ltd.	353,663	11,030,709
Kamigumi Co., Ltd.	441,750	9,687,180
Kurita Water Industries, Ltd.	75,300	2,462,407
Mitsubishi Corp.	1,004,100	28,052,625
Mitsui & Co., Ltd.	2,182,200	38,258,961
Organo Corp. (A)	397,800	13,136,109
West Japan Railway Co.	75,800	5,676,842

		108,304,833

LEBANON — 0.1%
Solidere*(A)	174,732	1,513,179

NORWAY — 0.2%
Golden Ocean Group, Ltd.	251,815	2,239,219

RUSSIA — 14.4%
Etalon Group, Ltd. GDR	3,733,724	11,947,917
Federal Grid Unified Energy System PJSC	10,410,335,638	32,376,144
Gazprom PAO *	3,722,396	9,484,241
Gazprom PJSC ADR	6,291,486	31,646,174
Lenta GDR *	1,436,477	10,055,339
Lukoil PJSC	50,464	3,343,564
Lukoil PJSC ADR	122,350	8,077,547
Mail.Ru Group, Ltd. GDR *	171,825	5,635,860
Moscow Exchange MICEX-RTS PJSC *	4,209,630	8,603,869
Protek PJSC (A)	2,237,552	4,493,696
RusHydro PJSC	654,212,063	8,435,410
RusHydro PJSC ADR	16,293,459	20,203,889
Sberbank of Russia PJSC	6,026,690	28,330,650

		182,634,300

SINGAPORE — 2.5%
Golden Agri-Resources, Ltd.	111,485,000	32,294,786

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2018
(Unaudited)

COMMON STOCK — continued

		Shares/Face Amount	Value

SOUTH AFRICA — 2.0%
Gold Fields, Ltd.		2,224,582	$9,556,525
Impala Platinum Holdings, Ltd. *		5,348,548	16,411,921

			25,968,446

SOUTH KOREA — 4.3%
Hyundai Motor Co.		165,215	25,064,222
KT Corp.		503,737	13,986,798
KT Corp. ADR		1,076,406	16,092,270

			55,143,290

SRI LANKA — 0.0%
Hemas Holdings		109,795	85,283

UKRAINE — 2.8%
Astarta Holding NV *(A)		357,627	6,136,124
Kernel Holding SA		428,215	6,515,258
MHP SA GDR (USD Shares) (A)(B)		44,627	624,778
MHP SA GDR (LSE Shares) (A)		1,560,702	21,849,828

			35,125,988

UNITED STATES — 6.9%
Cloud Peak Energy, Inc. *		1,907,904	9,539,520
Diebold Nixdorf, Inc.		753,986	13,911,042
Pandora Media Inc. *		2,886,817	13,798,985
Range Resources		2,656,924	37,861,167
Royal Gold, Inc.		137,775	12,261,975

			87,372,689

TOTAL COMMON STOCK (Cost $993,351,511)			1,118,113,554

CONVERTIBLE BONDS — 1.3%

CANADA — 1.3%
Gabriel Resources, Ltd. 0.025%, 06/30/21 (A)(C)(D)	CAD	15,950,000	16,862,690

INDIA — 0.0%
REI Agro, Ltd. 5.500%, 11/13/14 (A)(B)(C)(D)(E)		$723,000	—

TOTAL CONVERTIBLE BONDS (Cost $14,817,321)			16,862,690

PREFERRED STOCK — 0.3%

BRAZIL — 0.3%
Centrais Eletricas Brasileiras SA, Cl B, 8.77%		505,300	3,757,237

TOTAL PREFERRED STOCK (Cost $2,073,375)			3,757,237

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2018
(Unaudited)

WARRANTS — 0.1%

	Number of Warrants/ Number of Rights/Shares	Value

CANADA — 0.1%
Gabriel Resources, Ltd., Expires 06/30/21*(A)(B)(C)(D)	11,428,804	$1,486,674

TOTAL WARRANTS (Cost $–)		1,486,674

RIGHTS — 0.0%

CANADA — 0.0%
Gabriel Resources, Ltd., Expires 06/30/21*(A)(B)(C)(D)	15,950	—

TOTAL RIGHTS (Cost $–)		—

SHORT TERM INVESTMENT — 0.0%
Dreyfus Treasury Securities Cash Management Fund, Participant Shares, 0.750% (F) (Cost $377,659)	377,659	377,659

PURCHASED OPTION — 0.5%

UNITED STATES — 0.5% (G)

TOTAL PURCHASED OPTION (Cost $12,097,634)		5,994,000

TOTAL INVESTMENTS — 90.1% (Cost $1,022,717,500)		1,146,591,814

Other Assets and Liabilities, Net — 9.9%		126,159,024

NET ASSETS — 100.0%		$1,272,750,838

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of January 31, 2018 was $117,188,597 and represented 9.2% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2018 was $2,426,542 and represents 0.2% of Net Assets.
(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of January 31, 2018 was $18,349,364 and represented 1.4% of Net Assets.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Security in default on interest payments.
(F)	The rate reported is the 7-day effective yield as of January 31, 2018.
(G)	Refer to table below for details on Options Contracts.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2018
(Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTION — 0.5%

Put Options
March 18 Puts on SPX*	2,997	$846,295,857	$2,730.00	03/17/18	$5,994,000

TOTAL PURCHASED OPTION (Cost $12,097,634)		$846,295,857			$5,994,000

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

Ltd. — Limited

LSE — London Stock Exchange

PJSC — Public Joint Stock Company

SPX — Standard & Poor’s 500 Index

USD — U.S. Dollar

The list of inputs used to value the Fund’s net assets as of January 31, 2018 is as follows:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock
Australia	$41,203,757	$—	$—	$41,203,757
Austria	17,104,482	—	—	17,104,482
Brazil	53,423,080	—	—	53,423,080
Canada	346,584,234	—	—	346,584,234
China	53,614,498	—	—	53,614,498
France	51,063,211	—	—	51,063,211
Greece	18,575,822	—	—	18,575,822
Hong Kong	5,862,457	—	—	5,862,457
Japan	108,304,833	—	—	108,304,833
Lebanon	1,513,179	—	—	1,513,179
Norway	2,239,219	—	—	2,239,219
Russia	182,634,300	—	—	182,634,300
Singapore	32,294,786	—	—	32,294,786
South Africa	25,968,446	—	—	25,968,446
South Korea	55,143,290	—	—	55,143,290
Sri Lanka	85,283	—	—	85,283
Ukraine	35,125,988	—	—	35,125,988
United States	87,372,689	—	—	87,372,689

Total Common Stock	1,118,113,554	—	—	1,118,113,554
Convertible Bonds	—	—	16,862,690	16,862,690
Preferred Stock Brazil	3,757,237	—	—	3,757,237

Total Preferred Stock	3,757,237	—	—	3,757,237
Warrants	—	—	1,486,674	1,486,674
Rights‡	—	—	—	—
Short Term Investment	—	377,659	—	377,659
Purchased Option	5,994,000	—	—	5,994,000

Total Investments in Securities	$1,127,864,791	$377,659	$18,349,364	$1,146,591,814

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2018
(Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Bonds	Warrants	Rights‡	Total
Beginning Balance as of November 1, 2017	$13,676,584	$974,474	$—	$14,651,058
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in appreciation/ (depreciation)	3,186,106	512,200	—	3,698,306
Purchases	—	—	—
Sales	—	—	—	—
Amortization sold	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—

Ending Balance as of January 31, 2018	$16,862,690	$1,486,674	$—	$18,349,364

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$3,186,106	$512,200	$—	$3,698,306

Amounts designated as “—” are either $0 or have been rounded to $0.

‡	Rights were deemed worthless and considered Level 3.

There were no transfers between Level 1, Level 2 and Level 3 assets for the period ended January 31, 2018.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of January 31, 2018. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at January 31, 2018	Valuation Technique	Unobservable Inputs	Inputs

Convertible Bonds	$16,862,690	Model	Credit Spread	10%

			Volatility	60%

			Liquidity Risk	10%

Warrants	1,486,674	Model	Volatility	60%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended January 31, 2018, there were no significant changes to the Fund’s fair valuation methodology.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

KGI-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 61.3%

	Shares	Value

AUSTRALIA — 4.2%
Newcrest Mining, Ltd.	228,717	$4,178,094

BRAZIL — 0.8%
Centrais Eletricas Brasileiras SA *	128,600	820,602

CANADA — 20.7%
Barrick Gold Corp.	215,978	3,105,764
Cameco Corp.	423,770	3,898,685
Crescent Point Energy Corp.	94,409	744,526
Goldcorp, Inc.	138,063	1,977,062
Kinross Gold Corp. *	311,702	1,349,670
MEG Energy Corp. *	475,467	2,149,265
New Gold Inc. *	411,203	1,245,945
Novagold Resources, Inc. *	615,664	2,290,270
Turquoise Hill Resources, Ltd. *	199,918	605,752
Wheaton Precious Metals	151,744	3,276,153

		20,643,092

CHINA — 3.2%
China Mobile Ltd.	90,500	955,597
China Shenhua Energy Co., Ltd., CI H	171,000	532,281
Guangshen Railway Co., Ltd., CI H	1,390,000	931,091
PAX Global Technology, Ltd.	1,466,000	712,137

		3,131,106

FRANCE — 0.5%
Electricite de France SA	34,635	476,240

HONG KONG — 2.1%
Guoco Group, Ltd.	32,000	456,520
K Wah International Holdings, Ltd.	811,000	583,681
SJM Holdings, Ltd.	1,068,000	1,067,638

		2,107,839

JAPAN — 3.5%
Inpex Corp.	19,300	250,863
Kamigumi Co., Ltd.	29,700	651,294
Mitsubishi Corp.	36,800	1,028,121
Mitsui & Co., Ltd.	89,000	1,560,374

		3,490,652

RUSSIA — 13.9%
Federal Grid Unified Energy System PJSC	79,446,514	247,079
Gazprom PAO *	1,704,003	4,341,606
Lenta GDR *	280,039	1,960,273
LSR Group PJSC	32,059	479,749
Lukoil PJSC	31,049	2,057,195

1

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

RUSSIA — continued
Moscow Exchange MICEX-RTS PJSC *	713,054	$1,457,378
RusHydro PJSC	55,604,846	716,969
Sberbank of Russia PJSC	536,265	2,520,909

		13,781,158

SINGAPORE — 1.6%
Golden Agri-Resources, Ltd.	5,636,300	1,632,714

SOUTH AFRICA — 2.0%
Gold Fields, Ltd.	219,399	942,511
Impala Platinum Holdings, Ltd. *	353,978	1,086,174

		2,028,685

SOUTH KOREA — 3.0%
Hyundai Motor Co.	5,174	784,930
Hyundai Motor Co. GDR	222	9,435
KT Corp.	193	5,359
KT Corp. ADR	145,819	2,179,994

		2,979,718

TURKEY — 0.7%
Turkiye Halk Bankasi	255,234	688,940

UKRAINE — 2.1%
MHP SA GDR	148,321	2,076,494

UNITED STATES — 3.0%
Royal Gold, Inc.	33,512	2,982,568

TOTAL COMMON STOCK (Cost $54,682,935)		61,017,902

PREFERRED STOCK — 0.7%

SOUTH KOREA — 0.7%
Hyundai Motor, 4.17%	6,758	658,175

TOTAL PREFERRED STOCK (Cost $614,452)		658,175

TOTAL INVESTMENTS— 62.0% (Cost $55,297,387)		61,676,077

Other Assets and Liabilities, Net — 38.0%		37,840,329

NET ASSETS — 100.0%		$99,516,406

2

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2018
(Unaudited)

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Ltd. — Limited

PJSC —Public Joint Stock Company

As of January 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There were no transfers between Level 1 and Level 2 assets for the period ended January 31, 2018. For the period ended January 31, 2018, there were no Level 3 securities.

For the period ended January 31, 2018, there were no significant changes to the Fund’s fair valuation methodology.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

KGI-QH-002-0600

3

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018